Equity (Details) - USD ($)																										1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	May 03, 2024	Apr. 30, 2024	Mar. 06, 2024	Nov. 21, 2023	Sep. 13, 2023	Aug. 25, 2023	Jul. 01, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 01, 2023	May 15, 2023	May 15, 2023	May 12, 2023	Apr. 14, 2023	Apr. 14, 2023	Mar. 02, 2023	Mar. 02, 2023	Feb. 01, 2023	Jan. 06, 2023	Dec. 13, 2022	Jul. 15, 2022	Jul. 15, 2022	Apr. 25, 2022	Jul. 20, 2021	Feb. 09, 2021	Jan. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 12, 2022	Nov. 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Oct. 10, 2022	Aug. 04, 2022	Jul. 27, 2022
Equity [Line Items]
Common stock, shares authorized																												300,000,000			300,000,000		300,000,000	300,000,000
Par value (in Dollars per share)																												$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding																												18,892,115			18,892,115		17,329,615	9,568,475
Common stock, shares issued																												18,892,115			18,892,115		17,329,615	9,568,475
Recognized in equity (in Dollars)																												$ 772,403			$ 772,403
Recognized share issued value (in Dollars)	$ 1,117,832																																$ (991,632)	$ (33,132)
Common stock additional paid in capital (in Dollars)	$ 1,117,771	$ 492,850												$ 293,579	$ 293,579
Fully vested shares	612,500																														2,450,000
Stock options, shares																			62,500
Exercise price per share (in Dollars per share)			$ 1					$ 5										$ 5	$ 0.6				$ 0.6				$ 5		$ 5	$ 1.34
Common stock, value (in Dollars)																			$ 37,500									$ 1,889			$ 1,889		$ 1,733	$ 957
Stock options value (in Dollars)			$ 52,845															$ 10,767								$ 16,178	$ 584,787
Number of common stock purchase warrants					99,998											250,000	250,000
Preferred stock shares authorized																																	75,000,000	75,000,000
Series A preferred stock, par value (in Dollars per share)																																	$ 0.0001	$ 0.0001
Number of stock issued																															950,000
Exercisable price (in Dollars per share)				$ 4	$ 3																$ 2.01	$ 2.01
Warrants outstanding term																												2 years 3 months 25 days			2 years 3 months 25 days		2 years 9 months 21 days
Granted stock options							1,500						80,000					10,000					45,000			12,500	222,500		105,000	262,000	92,500		234,000
Contractual life			10 years				10 years																			10 years
Exercise price (in Dollars per share)																										$ 5
Percentage of option vesting for remaining period								75.00%	75.00%																		75.00%					75.00%
Contractual life								10 years	10 years									10 years									10 years					10 years
Reissued options								80,000
Weighted average life of stock options outstanding										10 years														10 years	10 years						7 years 4 months 9 days		7 years 10 months 2 days
Share based compensation expense (in Dollars)																															$ 10,484	$ 185,068	$ 135,947	$ 47,906
Stock options value (in Dollars)							$ 3,940											$ 10,767					$ 11,617				$ 584,787		$ 115,868	$ 317,652		37,500	37,500	25,000
Common stock purchase (in Dollars)																	$ 750,000
Recognized in common stock (in Dollars)				$ 6,000,000																												$ 1,073,589
Underwriter warrants issued				75,000
Share issuance costs (in Dollars)				$ 762,194																													762,195
Underwriting fees (in Dollars)				730,000
Expenses (in Dollars)				$ 32,194
Preferred stock value (in Dollars)
Stock options shares																																	1,734,188	1,734,188
Stock option contractual life																		10 years									10 years		10 years	10 years			3 years 8 months 15 days	4 years 4 months 9 days
Shares granted stock options (in Dollars)																											$ 80,000
Reissued options									80,000																						266,605		14,583
Exercise price (in Dollars per share)				$ 4			$ 5	$ 5	$ 5																		$ 5					$ 5
Stock options outstanding																																	7 years 10 months 2 days	8 years 6 months 29 days
Share-based compensation expense (in Dollars)																															$ 10,484	$ 185,068	$ 487,738	$ 171,869
Equity interest [Member]
Equity [Line Items]
Equity interest																50.00%	50.00%
Warrant [Member]
Equity [Line Items]
Common stock, shares issued																250,000	250,000
Recognized share issued value (in Dollars)																$ 750,000
Number of common stock purchase warrants					99,998											250,000	250,000
Number of stock issued																250,000						231,828
Exercisable price (in Dollars per share)																$ 3	$ 3
Stock Options [Member]
Equity [Line Items]
Number of shares allocated																																	1,734,188	1,734,188
Granted stock options													222,500
Weighted average life of stock options outstanding										10 years
Share based compensation expense (in Dollars)																																		$ 1,424
Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Fully vested shares	2,450,000
Number of common stock purchase warrants																					231,828	231,828
Preferred stock, shares issued																					231,828	231,828
Preferred stock including additional paid-in capital (in Dollars)																					$ 1,462,146	$ 1,462,146
Preferred stock value (in Dollars)																					23	23
Additional paid-in capital (in Dollars)																					1,462,037	1,462,037
Conversion amount (in Dollars)																					186,584
Derivative liabilities at fair value (in Dollars)																					55,701
Share-Based Payment Arrangement, Tranche One [Member] | Derivative Financial Instruments, Liabilities [Member]
Equity [Line Items]
Additional paid-in capital (in Dollars)																					$ 130,860	$ 130,860
Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Acquisition of common shares	612,500
Vesting percentage							25.00%			25.00%								25.00%					25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%			25.00%
Percentage of option vesting for remaining period							75.00%			75.00%								75.00%					75.00%	75.00%	75.00%	75.00%			75.00%	75.00%			75.00%
Independent Directors [Member]
Equity [Line Items]
Vesting percentage			25.00%															25.00%									25.00%
Percentage of option vesting for remaining period			75.00%					75.00%	75.00%																		75.00%					75.00%
Tranche Two [Member]
Equity [Line Items]
Preferred stock, shares issued																																						349,790
Remaining additional paid-in capital (in Dollars)																																						$ 469,207
Tranche Three [Member]
Equity [Line Items]
Preferred stock, shares issued																																					111,884
Remaining additional paid-in capital (in Dollars)																																					$ 150,080
Share-Based Payment Arrangement, Tranche Four [Member]
Equity [Line Items]
Preferred stock, shares issued																																				78,268
Preferred stock value (in Dollars)																																				$ 8
Additional paid-in capital (in Dollars)																																				104,980
Remaining additional paid-in capital (in Dollars)																																				$ 104,988
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																												300,000,000			300,000,000		300,000,000
Par value (in Dollars per share)																												$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares outstanding																												18,892,115			18,892,115
Common stock, shares issued											10,000	10,000		97,681	97,681	250,000	250,000		62,500
Acquisition of common shares		950,000																										1,562,500			1,562,500
Recognized in equity (in Dollars)		$ 492,945																										$ 156			$ 156
Recognized share issued value (in Dollars)	$ 62	$ 95									$ 1			$ 10		$ 25
Common stock additional paid in capital (in Dollars)											$ 29,999	$ 29,999
Fully vested shares																															983,464		788,160
Stock options, shares																																	1,523,084
Stock options value (in Dollars)																			$ 6
Stock options value (in Dollars)																																$ 6	$ 6	5
Additional Paid-in Capital [Member]
Equity [Line Items]
Recognized in equity (in Dollars)																												$ 772,247			$ 772,247
Recognized share issued value (in Dollars)																$ 749,975																	(991,632)	(33,132)
Stock options value (in Dollars)																			$ 37,494
Stock options value (in Dollars)																																37,494	$ 37,494	24,995
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																	75,000,000		75,000,000
Series A preferred stock, par value (in Dollars per share)																												$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Granted stock options			80,000
Office and Administration Expenses [Member]
Equity [Line Items]
Share based compensation expense (in Dollars)																															$ 7,875	2,609
Share-based compensation expense (in Dollars)																																	$ 476,905	164,907
Research and Development Expense [Member]
Equity [Line Items]
Share based compensation expense (in Dollars)																															$ 178,735	6,333
Share-based compensation expense (in Dollars)																																	$ 10,833	$ 6,962
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																																	300,000,000	19,000,000
Par value (in Dollars per share)																																	$ 0.0001	$ 0.0001
Common stock, shares outstanding																																	17,329,615	9,568,475
Common stock, shares issued				5,710,781	83,882	46,666					10,000	10,000		97,861	97,861	250,000	250,000		62,500	41,667													17,329,615	9,568,475
Stock options, shares																				41,667
Exercise price per share (in Dollars per share)																				$ 0.6
Common stock, value (in Dollars)																				$ 25,000
Number of stock issued																250,000
Stock options value (in Dollars)																			$ 6	5
Common stock purchase (in Dollars)					$ 8												$ 25
Recognized in common stock (in Dollars)				$ 150		$ 5						$ 1			$ 10
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Common stock, shares issued					83,332
Additional Paid-in Capital [Member]
Equity [Line Items]
Stock options value (in Dollars)																			$ 37,494	$ 24,995
Common stock purchase (in Dollars)					$ 249,996												$ 749,975
Recognized in common stock (in Dollars)				$ 5,999,850		$ 139,995						$ 29,999			$ 293,579
Share issuance costs (in Dollars)																																	$ 33,132
Additional Paid-in Capital [Member] | Tranche Two [Member]
Equity [Line Items]
Additional paid-in capital (in Dollars)																																						469,172
Additional Paid-in Capital [Member] | Tranche Three [Member]
Equity [Line Items]
Additional paid-in capital (in Dollars)																																					150,069
Series 1 Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued				213,730
Conversion of preferred shares into common shares				213,730
Series 2 Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																		3,635,252
Series A preferred stock, par value (in Dollars per share)																																		$ 0.0001
Preferred stock, shares outstanding																																	3,635,252	3,635,252
Preferred stock, shares issued
Conversion of preferred shares into common shares				3,635,252
Series A
Equity [Line Items]
Preferred stock, shares outstanding																																		1,861,799
Preferred stock, shares issued																																		1,861,799
Preferred stock value (in Dollars)																																		$ 186
Series A | Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																		2,982,003
Conversion of preferred shares into common shares				1,861,799
Series A | Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Preferred stock, shares issued																					1,090,029	1,090,029
Series A | Tranche Three [Member]
Equity [Line Items]
Preferred stock value (in Dollars)																																					$ 11
Series A | Preferred Stock [Member]
Equity [Line Items]
Acquisition of common shares
Recognized in equity (in Dollars)
Recognized share issued value (in Dollars)
Stock options value (in Dollars)
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																	75,000,000
Series A preferred stock, par value (in Dollars per share)																																	$ 0.0001
Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Preferred stock value (in Dollars)																					$ 109	$ 109
Preferred Stock [Member] | Tranche Two [Member]
Equity [Line Items]
Preferred stock value (in Dollars)																																						$ 35
Series seed 1 preferred stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																		213,730
Series A preferred stock, par value (in Dollars per share)																																		$ 0.0001
Preferred stock, shares outstanding																																	213,730	213,730
Preferred stock, shares issued
IPO [Member]
Equity [Line Items]
Common stock, shares issued				1,500,000
Expenses (in Dollars)				$ 450,079
IPO [Member] | Series 2 Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued				3,635,252
IPO [Member] | Series A
Equity [Line Items]
Preferred stock, shares issued				1,861,799